INCOME TAXES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
Net operating loss carry-forward	$ (2,995)	$ (389)
Valuation allowance	2,995	389
Deferred tax assets, net of allowance	$ 0	$ 0